Reconciliation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Jan. 29, 2011	Oct. 30, 2010	Jul. 31, 2010	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Numerator for basic earnings (loss) per share:
Income (loss) attributable to Barnes & Noble, Inc.	$ (57,729)	$ 52,031	$ (6,563)	$ (56,606)	$ (59,416)	$ 60,583	$ (12,568)	$ (62,518)	$ (68,867)	$ (73,920)	$ 36,676
Preferred stock dividends									(11,044)
Accretion of dividends on preferred stock									(894)
Less allocation of earnings and dividends to participating securities											(1,279)
Net income (loss) available to common shareholders									(80,805)	(73,920)	35,397
Numerator for diluted earnings (loss) per share:
Net income (loss) available to common shareholders									(80,805)	(73,920)	35,397
Effect of dilutive options											(10)
Net income (loss) available to common shareholders									$ (80,805)	$ (73,920)	$ 35,387
Denominator for basic and diluted earnings (loss) per share:
Basic weighted average common shares									57,337	56,588	55,344
Average dilutive options											809
Diluted weighted average common shares									57,337	56,588	56,153
Basic earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$ (1.08)	$ 0.78	$ (0.17)	$ (0.99)	$ (1.04)	$ 1.01	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.64
Diluted earnings (loss) per common share
Net income (loss) attributable to Barnes & Noble, Inc. available for common shareholders	$ (1.08)	$ 0.71	$ (0.17)	$ (0.99)	$ (1.04)	$ 1.00	$ (0.22)	$ (1.12)	$ (1.41)	$ (1.31)	$ 0.63